2005 Market Street, Suite 2600 Philadelphia, PA 19103 T: (215) 564-8099 F: (215) 564-8120

October 28, 2022

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Ivy Funds (the “Trust”) File Nos. 811-06569; 033-45961 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information relating to Delaware Ivy Accumulative Fund and Delaware Ivy Wilshire Global Allocation Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 202 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on October 27, 2022 with an effective date of October 27, 2022.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely, /s/Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:	Emilia Wang Macquarie Asset Management
Bruce G. Leto